Restricted Net Assets (Details) - 12 months ended Dec. 31, 2018 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Restricted Net Assets
Minimum percentage of after tax profit to be allocated to general reserve	10.00%
Limit of general reserve fund as a percentage of registered capital, after which allocations to general reserve fund are no longer required	50.00%
Restricted net assets of Company's PRC subsidiaries, the VIE and subsidiary of the VIE	$ 183,619	¥ 1,262,472